Group overview - Detailed Information about Group overview (Detail) - 12 months ended Mar. 31, 2018 ₨ in Millions, $ in Millions	INR (₨)	USD ($)	USD ($)
Disclosure of detailed information about business combination [line items]
Deferred tax assets	₨ 3,693
AvanStrate Inc. [member]
Disclosure of detailed information about business combination [line items]
Property, Plant and Equipment	13,846		$ 213
Capital work-in-progress	1,630		25
Other Intangible assets	2,048		31
Deferred tax assets	1,258		19
Other non-current assets	426		7
Total non-current assets	19,208		295
Current Assets
Inventories	1,383		21
Trade Receivables	1,657		25
Cash and cash equivalents	1,515		24
Other Current Assets	631		10
Total current assets	5,186		80
Total Assets (A)	24,394		375
Non-current liabilities
Borrowings (excluding borrowings from immediate parent)	6,308		97
Deffered tax liabilities	4,951		76
Other non-current liabilities	232		4
Total non-current liabilities	11,491		177
Other current liabilities	1,280		20
Total Liabilities (B)	12,771		197
Net Assets (A-B)	11,623		178
Fair value of total purchase consideration	10,100		155
Non-Controlling interest on acquisition (48.4% of net assets after adjustment of fair value of borrowings from immediate parent of ? 10,100 million)	736		$ 11
Bargain Gain	787	$ 12
Acquisition cost	₨ (452)	$ (7)